Disposal of Qingtian International School - Schedule of Deconsolidated Subsidiary had Assets and Liabilities on Disposal (Details)	12 Months Ended
Dec. 31, 2023 CNY (¥)
Schedule of Assets and Liabilities [Abstract]
Consideration	¥ 23,161,000
Total assets as of deconsolidated date	9,783,831
Goodwill gained from acquisition	26,644,407
Total liabilities as of deconsolidated date	(16,993,833)
Total gain from deconsolidation recorded in additional paid-in capital	¥ 3,726,595